Organization and basis of presentation (Q3) (Details) $ in Millions	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) segment shares	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) Segment	Jun. 23, 2025 shares
Business Combination [Line Items]
Number of reportable segments		2		2
Common stock, outstanding (in shares)		553,082,069
Treasury stock (in shares)		13,793,444			13,793,444
Various transaction costs | $				$ 24
Related Party
Business Combination [Line Items]
Various transaction costs | $	$ 5	$ 11	$ 15
Holcim Ltd
Business Combination [Line Items]
Common stock, outstanding (in shares)					566,875,513
Various transaction costs | $				$ 15
Holcim Ltd | Amrize Ltd | Discontinued Operations, Disposed of by Means Other than Sale, Spinoff
Business Combination [Line Items]
Equity interest disposed					100.00%
Number of shares issued					553,082,069